UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Global Equity Fund
	Shares	Value ($)
Common Stocks 93.2%
Belgium 2.0%
Anheuser-Busch InBev NV (Cost $822,426)	11,000	1,054,991
Canada 5.8%
Agnico Eagle Mines Ltd.	11,000	341,880
Brookfield Asset Management, Inc. "A" (a)	28,000	1,063,434
Canadian Oil Sands Ltd.	25,000	449,383
Canadian Pacific Railway Ltd.	8,000	1,212,768

(Cost $2,869,355)		3,067,465
Denmark 0.5%
William Demant Holding AS* (Cost $295,940)	3,000	275,774
France 2.8%
Edenred	13,000	363,004
LVMH Moet Hennessy Louis Vuitton SA	1,900	338,034
Pernod Ricard SA	7,500	804,548

(Cost $1,502,354)		1,505,586
Germany 3.1%
BASF SE	6,000	642,020
Fresenius Medical Care AG & Co. KGaA	14,000	984,745

(Cost $1,414,179)		1,626,765
Hong Kong 1.0%
SA SA International Holdings Ltd. (Cost $576,343)	530,000	504,047
India 1.2%
ICICI Bank Ltd. (ADR) (Cost $613,241)	19,000	611,230
Indonesia 0.9%
PT Indofood CBP Sukses Makmur Tbk (Cost $617,668)	550,000	493,142
Ireland 5.1%
Accenture PLC "A" (b)	10,000	798,800
Alkermes PLC* (c)	4,500	219,060
Eaton Corp. PLC (b)	7,000	511,630
Experian PLC	30,000	512,659
Shire PLC	13,000	649,713

(Cost $2,310,620)		2,691,862
Italy 3.8%
Prada SpA	77,000	573,919
Sorin SpA*	110,000	321,964
Unipol Gruppo Finanziario SpA	132,000	754,699
World Duty Free SpA*	25,000	363,199

(Cost $1,744,486)		2,013,781
Luxembourg 1.3%
Eurofins Scientific (Cost $607,120)	2,600	661,660
Malaysia 0.8%
IHH Healthcare Bhd.* (Cost $522,144)	401,000	440,265
Netherlands 1.1%
ASML Holding NV (Cost $295,431)	7,000	596,522
Norway 1.7%
DNO International ASA*	160,000	521,951
Norsk Hydro ASA	80,000	362,782

(Cost $653,778)		884,733
Philippines 2.1%
Metropolitan Bank & Trust Co.	400,000	666,405
Puregold Price Club, Inc.	540,000	459,021

(Cost $1,316,019)		1,125,426
Spain 1.1%
Atresmedia Corp. de Medios de Comunicaion SA* (Cost $453,388)	30,000	563,810
Sweden 4.2%
Atlas Copco AB "A"	19,000	514,285
Svenska Cellulosa AB "B"	23,000	654,185
Swedish Match AB	16,000	468,651
Telefonaktiebolaget LM Ericsson "B"	47,000	576,993

(Cost $1,979,630)		2,214,114
Switzerland 3.5%
DKSH Holding AG	4,200	285,247
Nestle SA (Registered)	11,000	797,572
Novartis AG (Registered)	5,000	395,418
Pentair Ltd. (Registered) (b)	5,000	371,650

(Cost $1,200,894)		1,849,887
Taiwan 0.7%
Ginko International Co., Ltd. (Cost $390,632)	21,000	385,865
United Kingdom 5.8%
Aberdeen Asset Management PLC	90,000	576,941
Aon PLC (b)	5,000	402,300
Aveva Group PLC	16,000	565,038
British American Tobacco PLC	11,000	526,692
Halma PLC	32,000	314,538
Intertek Group PLC	15,000	697,642

(Cost $3,206,757)		3,083,151
United States 44.7%
Actavis PLC*	3,000	566,940
ADT Corp. (a)	7,000	210,280
Aegerion Pharmaceuticals, Inc.* (a)	2,900	173,942
Allergan, Inc.	6,000	687,600
Alliance Data Systems Corp.* (a)	4,500	1,078,470
Amgen, Inc.	5,000	594,750
Amphenol Corp. "A"	12,000	1,042,560
Bank of America Corp.	35,000	586,250
Beam, Inc.	6,000	499,800
Bristol-Myers Squibb Co.	11,000	549,670
CBRE Group, Inc. "A"*	29,000	769,660
Cerner Corp.*	10,000	568,900
ChannelAdvisor Corp.*	6,000	260,220
Colfax Corp.*	14,000	843,500
Cynosure, Inc. "A"*	13,000	348,790
Danaher Corp.	10,000	743,900
DIRECTV*	9,000	624,870
Express Scripts Holding Co.*	10,000	746,900
Exxon Mobil Corp.	7,000	645,120
Fastenal Co. (a)	8,000	351,440
Google, Inc. "A"*	500	590,485
JPMorgan Chase & Co.	20,000	1,107,200
L Brands, Inc.	11,000	575,960
Las Vegas Sands Corp.	11,500	879,980
MasterCard, Inc. "A"	17,000	1,286,560
McDonald's Corp.	7,000	659,190
National Oilwell Varco, Inc.	8,700	652,587
Noble Energy, Inc.	14,000	872,620
NPS Pharmaceuticals, Inc.*	5,000	178,900
Pall Corp.	10,000	801,000
Praxair, Inc.	9,000	1,122,480
Precision Castparts Corp.	3,000	764,250
Rice Energy, Inc.*	16,000	376,320
Schlumberger Ltd.	7,000	612,990
Trimble Navigation Ltd.*	21,000	678,930
United Technologies Corp.	5,000	570,100

(Cost $21,498,731)		23,623,114

Total Common Stocks (Cost $44,891,136)		49,273,190
Participatory Note 1.2%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International) Expiration Date 8/21/2015* (Cost $570,950)	4,223,000	604,919
Securities Lending Collateral 3.3%
Daily Assets Fund Institutional, 0.08% (d) (e) (Cost $1,766,289)	1,766,289	1,766,289
Cash Equivalents 5.1%
Central Cash Management Fund, 0.04% (d) (Cost $2,704,028)	2,704,028	2,704,028

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $49,932,403) †	102.8	54,348,426
Other Assets and Liabilities, Net	(2.8)	(1,488,444)

Net Assets	100.0	52,859,982

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $49,932,403.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $4,416,023.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,749,367 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,333,344.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $1,688,136, which is 3.2% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At January 31, 2014 the DWS Global Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	8,753,355	17.6%
Health Care	8,750,856	17.5%
Information Technology	7,789,116	15.6%
Financials	7,143,038	14.3%
Consumer Staples	5,758,602	11.5%
Consumer Discretionary	5,083,009	10.2%
Energy	4,130,971	8.3%
Materials	2,469,162	5.0%
Total	49,878,109	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$1,054,991	$—	$1,054,991
Canada	3,067,465	—	—	3,067,465
Denmark	—	275,774	—	275,774
France	—	1,505,586	—	1,505,586
Germany	—	1,626,765	—	1,626,765
Hong Kong	—	504,047	—	504,047
India	611,230	—	—	611,230
Indonesia	—	493,142	—	493,142
Ireland	1,529,490	1,162,372	—	2,691,862
Italy	—	2,013,781	—	2,013,781
Luxembourg	—	661,660	—	661,660
Malaysia	—	440,265	—	440,265
Netherlands	—	596,522	—	596,522
Norway	—	884,733	—	884,733
Philippines	—	1,125,426	—	1,125,426
Spain	—	563,810	—	563,810
Sweden	—	2,214,114	—	2,214,114
Switzerland	371,650	1,478,237	—	1,849,887
Taiwan	—	385,865	—	385,865
United Kingdom	402,300	2,680,851	—	3,083,151
United States	23,623,114	—	—	23,623,114
Participatory Note (f)	—	604,919	—	604,919
Short-Term Investments (f)	4,470,317	—	—	4,470,317

Total	$34,075,566	$20,272,860	$—	$54,348,426

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014